Inventories (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Reserve for obsolete and slow-moving inventory	$ 1	$ 2
Foreign inventories	205	203
U.S. inventories, LIFO basis	111	98
LIFO inventories amount below replacement cost	58	65
Increase in net income due to effect of liquidation		0.3
Petroleum Additives [Member]
Inventories [Line Items]
Increase in net income due to effect of liquidation		0.2
Tetraethyl Lead (TEL) [Member]
Inventories [Line Items]
Increase in net income due to effect of liquidation	$ 1.6	$ 0.1